Segment Geographical Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2017
Segment Geographical Information and Major Customers [Abstract]
Schedule of reported segment results of operation

	Software services	IT professional services	Unallocated expense	Total
2015

Total revenues	$67,271	$108,759	$-	$176,030
Expenses	52,963	98,384	3,249	154,596

Segment operating income (loss)	$14,308	$10,375	$(3,249)	$21,434

Depreciation and amortization	$6,562	$3,042	$281	$9,885

	Software services	IT professional services	Unallocated expense	Total
2016

Total revenues	$70,834	$130,812	$-	$201,646
Expenses	58,847	118,414	3,298	180,559

Segment operating income (loss)	$11,987	$12,398	$(3,298)	$21,087

Depreciation and amortization	$7,531	$3,769	$308	$11,608

2017

Total revenues	$77,100	$181,040	$-	$258,140
Expenses	63,649	164,558	3,977	232,184

Segment operating income (loss)	$13,451	$16,482	$(3,977)	$25,956

Depreciation and amortization	$9,242	$4,100	$269	$13,611

Schedule of total revenues classified according to geographical destination

	Year ended December 31,
	2015	2016	2017

Israel	$36,401	$58,079	$91,917
Europe	29,084	23,642	26,635
United States	92,577	100,470	123,113
Japan	10,092	11,226	9,253
Other	7,876	8,229	7,222

	$176,030	$201,646	$258,140

Schedule of long-lived assets
	December 31,
	2016	2017

Israel	$110,213	$111,217
Europe	1,302	1,289
United States	30,777	32,223
Japan	4,887	5,008
Other	3,068	2,931

	$150,247	$152,668